Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Issued capital	Total other reserves	Reserves for exchange rate differences	Cash flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Controlling Equity	Non-Controlling interests.	Total
Equity at beginning of period at Dec. 31, 2014	$ 270,737,574	$ 378,738,982	$ (53,285,698)	$ 6,125,615	$ (1,237,993)	$ 427,137,058	$ 247,817,939	$ 897,294,495	$ 21,703,238	$ 918,997,733
Comprehensive Income
Net income							87,863,484	87,863,484	234,442	88,097,926
Other comprehensive income		(93,758,152)	(114,161,459)	20,961,599	(558,292)			(93,758,152)	(483,909)	(94,242,061)
Total comprehensive income		(93,758,152)	(114,161,459)	20,961,599	(558,292)		87,863,484	(5,894,668)	(249,467)	(6,144,135)
Dividends							(60,925,992)	(60,925,992)	(393,306)	(61,319,298)
Total changes in equity		(93,758,152)	(114,161,459)	20,961,599	(558,292)		26,937,492	(66,820,660)	(642,773)	(67,463,433)
Equity at end of period at Dec. 31, 2015	270,737,574	284,980,830	(167,447,157)	27,087,214	(1,796,285)	427,137,058	274,755,431	830,473,835	21,060,465	851,534,300
Comprehensive Income
Net income							90,525,991	90,525,991	1,523,120	92,049,111
Other comprehensive income		(30,821,334)	(1,297,198)	(29,535,389)	11,253			(30,821,334)	(1,019,140)	(31,840,474)
Total comprehensive income		(30,821,334)	(1,297,198)	(29,535,389)	11,253		90,525,991	59,704,657	503,980	60,208,637
Dividends							(69,572,910)	(69,572,910)		(69,572,910)
Total changes in equity		(30,821,334)	(1,297,198)	(29,535,389)	11,253		20,953,081	(9,868,253)	503,980	(9,364,273)
Equity at end of period at Dec. 31, 2016	270,737,574	254,159,496	(168,744,355)	(2,448,175)	(1,785,032)	427,137,058	295,708,512	820,605,582	21,564,445	842,170,027
Comprehensive Income
Net income							117,835,790	117,835,790	1,164,935	119,000,725
Other comprehensive income		(69,110,268)	(68,333,217)	(646,496)	(130,555)			(69,110,268)	(380,457)	(69,490,725)
Total comprehensive income		(69,110,268)	(68,333,217)	(646,496)	(130,555)		117,835,790	48,725,522	784,478	49,510,000
Dividends							(78,021,048)	(78,021,048)	(425,630)	(78,446,678)
Total changes in equity		(69,110,268)	(68,333,217)	(646,496)	(130,555)		39,814,742	(29,295,526)	358,848	(28,936,678)
Equity at end of period at Dec. 31, 2017	$ 270,737,574	$ 185,049,228	$ (237,077,572)	$ (3,094,671)	$ (1,915,587)	$ 427,137,058	$ 335,523,254	$ 791,310,056	$ 21,923,293	$ 813,233,349